CNI CHARTER FUNDS

Dividend & Income Fund
Class N (RIMHX)

Intermediate Fixed Income Fund
Class N (RIMCX)

Fixed Income Opportunities Fund
Class N (RIMOX)

Emerging Markets Fund
Class N (RIMIX)

Supplement dated March 15, 2013, to the currently effective Statement of Additional Information

The section entitled “Transfer Agent” on page 53 is replaced in its entirety with the following:

TRANSFER AGENT

Pursuant to a transfer agency agreement, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK-019-0100